Employees - Summary of Key Management Compensation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Staff And Management Costs [Line Items]
Salaries and short-term employee benefits	€ (42)	€ (40)	€ (34)
Post-employment benefits	0
Share-based benefits	(16)	(13)	(26)
Key management compensation excluding non-executive director's fee	(58)	(53)	(60)
Non-Executive Directors' fees	(2)	(2)	(2)
Key management compensation	(60)	(55)	(62)
Key management personnel of entity or parent [member] | Executive Directors [Member]
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	(9)	(13)	(17)
Key management personnel of entity or parent [member] | Other [Member]
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	€ (49)	€ (40)	€ (43)